Subsequent Events	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

37. SUBSEQUENT EVENT

Subsequent to the end of the year, the company received $300 million in risk mitigation proceeds for its Libyan assets (approximately $260 million after-tax). The proceeds may be subject to a provisional repayment, which is dependent on the future performance and cash flows from Suncor's Libyan assets.